COLONIAL INTERMARKET INCOME TRUST I    SEMIANNUAL REPORT

MAY 31, 1998

                 COLONIAL INTERMARKET INCOME TRUST I HIGHLIGHTS
                        DECEMBER 1, 1997 - MAY 31, 1998

INVESTMENT OBJECTIVE: Colonial InterMarket Income Trust I seeks as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities.

THE FUND IS DESIGNED TO OFFER:
 - Potential for higher, more consistent income
 - Diversification to help reduce risk and improve price stability
 - Monthly distributions to help meet your financial needs

PORTFOLIO MANAGER COMMENTARY: "During the past six months, alternating periods of strong performance by each of the Fund's principal investment sectors highlighted the benefits of market diversification. The U.S. government market, the U.S high yield corporate market and international government markets experienced their strongest performance at different points in time as economic conditions and investors' expectations varied. The Fund's three-market composition allowed the portfolio to take advantage of alternating periods of market strength worldwide, providing shareholders with attractive levels of income and total return."

                                                                  - Carl Ericson


                 COLONIAL INTERMARKET INCOME TRUST I PERFORMANCE

     Distributions declared per share                                  $0.546
     Six-month total return, assuming
     reinvestment of all distributions
     - NAV                                                             5.24%
     - Market Price                                                    3.37%
     Price per share
     - NAV                                                             $11.47
     - Market Price                                                    $10.75

                                                  GOVERNMENT BREAKDOWN
SECURITIES BREAKDOWN                              TOP FIVE FOREIGN COUNTRIES
(as of 5/31/98)                                   (as of 5/31/98)
1.  High yield corporate .....    44.1%           1.  United Kingdom ...........     5.9%
2.  U.S. government ..........    23.4%           2.  Australia ................     4.3%
3.  Foreign govt. & agency ...    25.7%           3.  Mexico ...................     3.0%
4.  Other ....................     6.8%           4.  Sweden ...................     2.4%
                                                  5.  Greece ...................     2.1%

Securities breakdown and country weightings are calculated as a percentage of total net assets.

Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these country weightings or invest in these sectors in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS


[PHOTO OF STEPHEN E.GIBSON]


In June 1998, Harold Cogger retired as president of Colonial InterMarket Income Trust's Board of Trustees. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial InterMarket Income Trust I for the six months ended May 31, 1998.

During the early part of the period, financial headlines in the U.S. and elsewhere were dominated by continued economic turmoil in the Pacific Rim. A currency crisis in southeast Asia generated a negative spillover effect on financial markets worldwide as investors worried that declining demand and depressed currencies in Asia would lead to a global decline in economic activity. However, the well-established U.S. and overseas bond markets that the Trust invests in are characterized by stable governments with well-established monetary policies, fundamentally strong economic prospects and good liquidity. These markets benefited from investors' "flight to quality" during this period of uncertainty.

Stronger-than-expected economic reports during the first quarter of 1998 moved interest rates higher. However, by the end of the period, growth settled back to more modest levels as certain measures of industrial production declined, reducing investors' fears that the Federal Reserve Board would raise interest rates to keep the economy in check.

In addition to providing attractive income and growth prospects, the Trust offers an opportunity to diversify your core portfolio. Asset allocation among international and U.S. bond market sectors provides both current income and long-term growth potential. Generally, the three market sectors in which the Trust invests do not move in conjunction with one another and the Trust's diversification allows it to be well positioned to take advantage of changing economic and market conditions. Looking ahead, worldwide growth prospects remain attractive and may offer opportunities for future gains.


Respectfully,



/s/ Stephen E. Gibson
Stephen E. Gibson
President
July 10, 1998

Because market and economic conditions change, there can be no assurance that the trends described above will continue.

                              INVESTMENT PORTFOLIO
                     MAY 31, 1998 (UNAUDITED, IN THOUSANDS)

BONDS & NOTES - 93.2%
--------------------------------------------------------------------------------------------------------------
CORPORATE FIXED - INCOME BONDS & NOTES - 43.7%                                             PAR         VALUE
--------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
  Building Construction
  Kevco, Inc.,
                                  10.375%             12/01/07                          $  500        $  523
                                                                                                      ------

--------------------------------------------------------------------------------------------------------------
MANUFACTURING - 19.0%
  Chemicals & Allied Products - 3.3%
  ClimaChem, Inc.,
                                  10.750%             12/01/07  (a)                        500           521
  Hydrochem Industrial Services, Inc.,
                                  10.375%             08/01/07                             490           507
  LaRoche Industries, Inc.,
                                   9.500%             09/15/07                           1,000           985
  PCI Chemicals Canada, Inc.,
                                   9.250%             10/15/07  (b)                        250           248
  Sterling Chemicals, Inc.,
                                  11.750%             08/15/06                             500           505
  Texas Petrochemical Corp.,
                                  11.125%             07/01/06                             400           441
  Trans-Resources, Inc.,
                                  10.750%             03/15/08  (a)                      1,000         1,012
                                                                                                      ------
                                                                                                       4,219
                                                                                                      ------

  ELECTRONIC & ELECTRICAL EQUIPMENT - 0.2%
  Amphenol Corp.,
                                   9.875%             05/15/07                             250           267
                                                                                                      ------

  FABRICATED METAL - 0.9%
  Euramax International, PLC,
                                  11.250%             10/01/06  (c)                      1,000         1,085
                                                                                                      ------

  FOOD & KINDRED PRODUCTS - 1.0%
  Chiquita Brands International, Inc.,
                                  10.250%             11/01/06                             750           810
  Windy Hill Pet Food Co.,
                                   9.750%             05/15/07                             400           412
                                                                                                      ------
                                                                                                       1,222
                                                                                                      ------

  MACHINERY & COMPUTER EQUIPMENT - 0.7%
  IMO Industries, Inc.,
                                  11.750%             05/01/06                             750           855
                                                                                                      ------

                        Investment Portfolio/May 31, 1998

-------------------------------------------------------------------------------------------------------------
  MEASURING & ANALYZING INSTRUMENT - 0.4%
  Intertek Finance, PLC,
                                  10.250%             11/01/06                          $  500        $  530
                                                                                                      -------

  MISCELLANEOUS MANUFACTURING - 7.1%
  AEI Holding Co.,
                                  10.000%             11/15/07  (a)                        500           501
  American Pacific Corp.,
                                   9.250%             03/01/05  (a)                        500           516
  Associated Materials, Inc.,
                                   9.250%             03/01/08                             500           512
  Dade International, Inc.,
                                  11.125%             05/01/06                             750           844
  Eagle-Picher Industries, Inc.,
                                   9.375%             03/01/08  (a)                        875           879
  JTM Industries, Inc.,
                                  10.000%             04/15/08  (a)                        250           256
  Newcor, Inc.,
                                   9.875%             03/01/08  (a)                      1,000         1,015
  Shop Vac Corp.,
                                  10.625%             09/01/03                           1,500         1,644
  Tekni-Plex, Inc.,
                                   9.250%             03/01/08                             500           500
  The Imperial Home Decor Group, Inc.,
                                  11.000%             03/15/08  (a)                        750           778
  Thermadyne Manufacturing,
                                   9.875%             06/01/08  (a)                        750           754
  Werner Holdings Co., Inc.,
                                  10.000%             11/15/07  (a)                        750           780
                                                                                                      ------
                                                                                                       8,979
                                                                                                      ------

  PAPER PRODUCTS - 1.0%
  Riverwood International Corp.,
                                  10.625%             08/01/07                           1,000         1,050
  Stone Container Corp. Units,
                                  12.250%             04/01/02  (d)                        250           257
                                                                                                      ------
                                                                                                       1,307
                                                                                                      ------

  PETROLEUM REFINING - 0.4%
  Chiles Offshore,
                                  10.000%             05/01/08  (a)                        500           492
                                                                                                      ------

  PRIMARY METAL - 2.2%
  Algoma Steel, Inc.,
                                  12.375%             07/15/05                           1,000         1,165
  Bayou Steel Corp.,
                                   9.500%             05/15/08  (a)                        500           496

                        Investment Portfolio/May 31, 1998


-------------------------------------------------------------------------------------------------------------
CORPORATE FIXED - INCOME BONDS & NOTES - CONT.                                             PAR         VALUE
-------------------------------------------------------------------------------------------------------------
MANUFACTURING - CONT.
  Primary Metal - Cont.
  Insilco Corp.,
                                       10.250%              08/15/07                     $ 300        $  314
  Keystone Consolidated Industries, Inc.,
                                        9.625%              08/01/07                       500           514
  WHX Corp.,
                                       10.500%              04/15/05  (a)                  250           258
                                                                                                      ------
                                                                                                       2,747
                                                                                                      ------
  PRINTING & PUBLISHING - 0.4%
  American Lawyer Media, Inc.,
                                        9.750%              12/15/07  (a)                  450           468
                                                                                                      ------

  RUBBER & PLASTIC - 1.1%
  Burke Industries, Inc.,
                                       10.000%              08/15/07                       300           306
  Portola Packaging, Inc.,
                                       10.750%              10/01/05                     1,000         1,050
                                                                                                      ------
                                                                                                       1,356
                                                                                                      ------

  TRANSPORTATION EQUIPMENT - 0.3%
  Delco Remy International, Inc.,
                                       10.625%              08/01/06                       400           436
                                                                                                      ------

-------------------------------------------------------------------------------------------------------------
MINING & ENERGY - 2.0%
  OIL & GAS EXTRACTION
  Magnum Hunter Resources, Inc.,
                                       10.000%              06/01/07                       750           780
  Mariner Energy Corp.,
                                       10.500%              08/01/06                     1,000         1,028
  Petsec Energy, Inc.,
                                        9.500%              06/15/07                       750           759
                                                                                                      ------
                                                                                                       2,567
                                                                                                      ------

-------------------------------------------------------------------------------------------------------------
RETAIL TRADE - 1.6%
  APPAREL & ACCESSORY STORES - 0.4%
  Galey & Lord, Inc.,
                                        9.125%              03/01/08  (a)                  500           493
                                                                                                      ------

  FOOD STORES - 1.2%
  Pathmark Stores, Inc.,
                                        9.625%              05/01/03                     1,000         1,015
  Richmont Marketing Specialists, Inc.,
                                       10.125%              12/15/07  (a)                  500           509
                                                                                                      ------
                                                                                                       1,524
                                                                                                      ------

                        Investment Portfolio/May 31, 1998

-------------------------------------------------------------------------------------------------------------
SERVICES - 4.2%
  AMUSEMENT & RECREATION - 1.4%
  Hollywood Park, Inc.,
                                   9.500%             08/01/07                          $  500        $ 515
  Regal Cinemas, Inc.,
                                   9.500%             06/01/08  (a)                      1,250         1,253
                                                                                                      ------
                                                                                                       1,768
                                                                                                      ------

  BUSINESS SERVICES - 0.4%
  PSINet, Inc.,
                                  10.000%             02/15/05  (a)                        500           511
                                                                                                      ------

  HEALTH SERVICES - 1.4%
  Conmed Corp.,
                                   9.000%             03/15/08  (a)                        500           498
  Global Health Sciences, Inc.,
                                  11.000%             05/01/08  (a)                        750           735
  Hudson Respiratory Care,
                                   9.125%             04/15/08                             500           490
                                                                                                      ------
                                                                                                       1,723
                                                                                                      ------

  MOTION PICTURES - 0.4%
  United Artists Theatre Co.,
                                   9.750%             04/15/08  (a)                        500           500
                                                                                                      ------

  PERSONAL SERVICES - 0.6%
  Williams Scotsman, Inc.,
                                   9.875%             06/01/07                             750           780
                                                                                                      ------

-------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 16.1%
  AIR TRANSPORTATION - 1.1%
  Continental Airlines, Inc.,
                                   9.500%             12/15/01                             325           345
  Trans World Airlines, Inc.,
                                  11.375%             03/01/06  (a)                      1,000           998
                                                                                                      ------
                                                                                                       1,343
                                                                                                      ------

  BROADCASTING - 1.5%
  LIN Holding Corp.,
   stepped coupon, (10.000% 03/01/03)
                              (e)                     03/01/08  (a)                        500           320
  Renaissance Media Group,
   stepped coupon, (10.000% 04/15/03)
                              (e)                     04/15/08                             875           527
  Young Broadcasting Corp.,
                                  10.125%             02/15/05                           1,000         1,065
                                                                                                      ------
                                                                                                       1,912
                                                                                                      ------

                          Investment Portfolio/May 31, 1998

---------------------------------------------------------------------------------------------------------------
CORPORATE FIXED - INCOME BONDS & NOTES - CONT.                                             PAR           VALUE
---------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
  CABLE - 2.6%
  Comcast UK Cable Partners Ltd.,
   stepped coupon, (11.200% 11/15/00)
                              (e)                           11/15/07  (c)               $1,250          $1,031
  Diamond Cable Co.,
   stepped coupon, (10.750% 02/15/02)
                              (e)                           02/15/07                     1,000             713
  Northland Cable,
                                       10.250%              11/15/07                       250             264
  Shop at Home, Inc.,
                                       11.000%              04/01/05                       500             520
  Telewest Communication PLC,
   stepped coupon, (11.000% 10/01/00)
                              (e)                           10/01/07                     1,000             808
                                                                                                        ------
                                                                                                         3,336
                                                                                                        ------

  COMMUNICATIONS - 1.6%
  Amazon Communications, Inc.,
   stepped coupon, (10.000% 05/01/03)
                              (e)                           05/01/08  (a)                1,250             738
  Onepoint Communications Corp. Units,
                                       14.500%              06/01/08  (a)(f)             1,000             998
  Orbital Imaging Corp.,
                                       11.625%              03/01/05  (a)                  250             259
                                                                                                        ------
                                                                                                         1,995
                                                                                                        ------

  PIPELINES - 0.2%
  Falcon Holding Group, L.P.,
     stepped coupon,   (9.285% 04/15/03)
                              (e)                           04/15/10  (a)                  500             311
                                                                                                        ------

  SANITARY SERVICES - 0.6%
  Allied Waste Industries, Inc.,
     stepped coupon, (11.300% 06/01/02)
                              (e)                           06/01/07                     1,000             733
                                                                                                        ------

  TELECOMMUNICATION - 8.5%
  Clearnet Communications, Inc.,
     stepped coupon, (14.750% 12/15/00)
                              (e)                           12/15/05                       750             624
  Esprit Telecom Group, PLC,
                                       11.500%              12/15/07                       500             535
  GST Telecom/GST Network Funding, Inc.,
     stepped coupon, (10.500% 05/01/03)
                              (e)                           05/0(a)8                     1,000             600

                          Investment Portfolio/May 31, 1998

-------------------------------------------------------------------------------------------------------------------
  Hyperion Telecommunications, Inc.,
     stepped coupon, (13.000% 04/15/01)
                              (e)                           04/15/08  (a)                $ 1,000           $   745
  Intermedia Communications, Inc.,
     stepped coupon, (11.250% 07/15/02)
                              (e)                           07/15/07                       1,000               735
  IXC Communications, Inc.,
                                        9.000%              04/15/08  (a)                    500               499
  Level 3 Communications, Inc.,
                                        9.125%              05/01/08  (a)                  1,500             1,455
  McLeod USA, Inc.,
                                        8.375%              03/15/08  (a)                    500               504
  Metrocall, Inc.,
                                        9.750%              11/01/07                         750               755
  MetroNet Communications Corp.,
                                       12.000%              08/15/07  (a)                    250               291
  NEXTLINK Communications, Inc.,
     stepped coupon, ( 9.450% 04/15/03)
                              (e)                           04/15/08  (a)                    500               306
  Nextel Communications, Inc.,
     stepped coupon, ( 9.950% 02/15/03)
                              (e)                           02/15/08  (a)                  1,000               635
  Nextel International, Inc.,
     stepped coupon, (12.125% 04/15/03)
                              (e)                           04/15/08  (a)                    625               373
  RCN Corp.,
     stepped coupon, (11.125% 10/15/02)
                              (e)                           10/15/07                         750               493
  Sprint Spectrum L.P.,
     stepped coupon, (12.500% 08/15/01)
                              (e)                           08/15/06                       1,000               843
  Teligent, Inc.,
                                       11.500%              12/01/07                         750               765
  Verio, Inc.,
                                       10.375%              04/01/05  (a)                    500               520
                                                                                                           -------
                                                                                                            10,678
                                                                                                           -------

-------------------------------------------------------------------------------------------------------------------
WHOLESALE TRADE - 0.4%
  NONDURABLE GOODS
  AmeriServ Food Co.,
                                       10.125%              07/15/07                         500               520
                                                                                                           -------

TOTAL CORPORATE FIXED-INCOME
  BONDS & NOTES (cost of $51,220)                                                                           55,180
                                                                                                           -------

                        Investment Portfolio/May 31, 1998

-------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT & AGENCY
OBLIGATIONS - 25.7%                                                CURRENCY                  PAR             VALUE
-------------------------------------------------------------------------------------------------------------------
  Argentina Global Bonds,
                                  11.375%             01/30/17 (g)                       $ 1,110           $ 1,188
  Hellenic Republic:
                                   8.600%             03/26/08       GD                  370,000             1,279
                                   8.900%             03/21/04       GD                  400,000             1,331
  Kingdom of Denmark,
                                   8.000%             03/15/06       DK                    7,350             1,284
  Mexican Global Bonds:
                                   9.750%             02/06/01 (h)                         1,415             1,485
                                  11.375%             09/15/16 (h)                         1,430             1,635
  Ministry Finance Russia Government Bonds:
                                   9.375%             03/31/05 (a)(i)DM                    2,500             1,316
                                  10.000%             06/26/07 (j)                         1,300             1,149
  Republic of Argentina,
                                  11.250%             04/10/06 (k)   DM                    1,200               759
  Republic of Brazil,
                                  10.125%             05/15/27 (l)                         2,560             2,320
  Republic of Poland (Brady):
  Past Due Interest, stepped coupon,
  (5.000% 10/27/98)                4.000%             10/27/14 (m)                         1,600             1,448
                                   6.688%             10/27/24 (n)                           800               789
  Swedish Government Bonds:
                                  10.250%             05/05/03       SK                    1,800               283
                                  13.000%             06/15/01       SK                   17,900             2,804
  Treasury Corp. of Victoria,
                                  12.500%             10/15/03       A$                    1,079               895
  United Kingdom Treasury:
                                   9.000%             08/06/12       UK                      980             2,100
                                   9.500%             04/18/05       UK                    1,210             2,374
                                  10.000%             09/08/03       UK                    1,530             2,944
  United Mexican States,
                                  10.375%             01/29/03 (h)                           980               613
  Western Australia Treasury Corp.:
                                   8.000%             10/15/07       A$                    2,229             1,625
                                  10.000%             07/15/05       A$                    3,635             2,863
                                                                                                           -------

TOTAL FOREIGN GOVERNMENT & AGENCY                                                                           32,484
   OBLIGATIONS (cost of $34,879)                                                                           -------


U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.4%
-------------------------------------------------------------------------------------------------------------------
  Government National Mortgage Association:
                                   9.000%             2016                                 1,531             1,656
                                  10.500%             2015 - 2020                            170               190
                                  11.000%             2018 - 2019                          1,047             1,192
                                                                                                           -------
                                                                                                             3,038
                                                                                                           -------

                        Investment Portfolio/May 31, 1998

-------------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bonds:
                                   8.750%             05/15/17 (o)                       $   890          $  1,178
                                  11.625%             11/15/04 (o)                        13,502            17,812
                                  12.000%             08/15/13 (o)                         3,194             4,707
                                                                                                          --------
                                                                                                            23,697
                                                                                                          --------
  U.S. Treasury Notes,
                                  11.875%             11/15/03                             2,220             2,859
                                                                                                          --------

TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (cost of $29,013)                                                                            29,594
                                                                                                          --------

CORPORATE CONVERTIBLE BONDS - 0.4%
-------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - 0.4%
  OIL & GAS EXTRACTION
  HS Resources, Inc.,
  (cost of $398)                   9.250%             11/15/06                               400               409
                                                                                                          --------

TOTAL BONDS & NOTES (cost of $115,510)                                                                     117,667
                                                                                                          --------

PREFERRED STOCKS - 3.1%                                                                   SHARES
-------------------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
  DEPOSITORY INSTITUTIONS
  California Federal Bancorp Corp.,
     9.125%, Series A                                                                            9              230
                                                                                                            -------

-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 2.9%
  BROADCASTING - 0.3%
  PRIMEDIA, Inc., 9.200%                                                                       3               303
                                                                                                          --------

  CABLE - 1.2%
  EchoStar Communications Corp., 12.125%                                                     (p)               300
  Time Warner, Inc.,
   10.250%, Series M                                                                           1             1,253
                                                                                                          --------
                                                                                                             1,553
                                                                                                          --------
  COMMUNICATIONS - 1.4%
  Nextel Communications, Inc.:
   11.125%, PIK                                                                                1               527
   13.000%, PIK                                                                                1             1,230
                                                                                                          --------
                                                                                                             1,757
                                                                                                          --------

TOTAL PREFERRED  STOCKS (cost of $3,636)                                                                     3,843
                                                                                                          --------


                        Investment Portfolio/May 31, 1998

-------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0% (q)(r)                                                                    SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
  COMMUNICATIONS - 0.0%
  Clearnet Communications, Inc.,
  (expires 09/15/05)                                                                           2          $     25
  Orbital Imaging Corp., (a)
  (expires 03/01/01)                                                                         (p)                11
                                                                                                          --------
                                                                                                                36
                                                                                                          --------
  TELECOMMUNICATION - 0.0%
  MetroNet Communications Corp., (a)
  (expires 08/15/07)                                                                         (p)                12
                                                                                                          --------

TOTAL WARRANTS (cost of $27)                                                                                    48
                                                                                                          --------

COMMON STOCKS - 0.0%
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
  MOTOR FREIGHT & WAREHOUSING
  St. Johnsbury Trucking Co. (q)(r)                                                           16                (p)
  Sun Carriers, Inc. (q)(r)                                                                   65                 1
                                                                                                          --------
                                                                                                                 1
                                                                                                          --------

TOTAL COMMON  STOCKS (cost of $180)                                                                              1
                                                                                                          --------

TOTAL INVESTMENTS - 96.3% (cost of $119,353)(s)                                                            121,559
                                                                                                          --------

SHORT-TERM OBLIGATIONS - 2.6%                                                                PAR
-------------------------------------------------------------------------------------------------------------------
  Repurchase agreement with ABN AMRO Chicago Corp., dated 05/29/98, due 06/01/98 at 5.580%, collateralized by U.S. Treasury notes and bills with various maturities to 2027, market value
  $3,469 (repurchase proceeds $3,327)                                                    $ 3,325             3,325
                                                                                                          --------

FORWARD CURRENCY CONTRACTS - 0.2% (t)                                                                          185
-------------------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 0.9%                                                                       1,187
-------------------------------------------------------------------------------------------------------------------


NET ASSETS - 100%                                                                                         $126,256
                                                                                                          ========

                        Investment Portfolio/May 31, 1998

--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, the value of these securities amounted to $24,116 or 19.1% of net assets.
(b)    This is a Canadian security. Par amount is stated in U.S. dollars.
(c)    This is a British security. Par amount is stated in U.S. dollars.
(d) Each unit consists of a 10.750% bond and a 1.500% supplemental interest certificate.
(e) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
(f) Each unit consists of one warrant to buy 0.635 shares of common stock at $0.01/share.
(g)    This is an Argentinean security. Par amount is stated in U.S. dollars.
(h)    This is a Mexican security. Par amount is stated in U.S. dollars.
(i)    This is a Russian security. Par amount is stated in Deutschemarks.
(j)    This is a Russian security. Par amount is stated in U.S. dollars.
(k)    This is an Argentinean security. Par amount is stated in Deutschemarks.
(l)    This is a Brazilian security. Par amount is stated in U.S. dollars.
(m) This is a Polish security. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate. Par amount is stated in U.S. dollars.
(n)    This is a Polish security. Par amount is stated in U.S. dollars.
(o) These securities, or a portion thereof, with a total market value of $16,835 are being used to collateralize the forward currency contracts shown below.
(p)    Rounds to less than one.
(q)    Non-income producing.
(r) Represents fair value as determined in good faith under the direction of the Trustees.
(s)    Cost for federal income tax purposes is $119,558.
(t) As of May 31, 1998, the Fund had entered into the following forward currency contracts:


                                                                   Net Unrealized
                                                                    Appreciation
   Contracts          In Exchange              Settlement          (Depreciation)
  to Deliver              For                     Date                 (U.S.$)
  ----------              ---                     ----                 -------
  US$   5,382         A$   8,641                06/11/98                $ 107
  UK    3,439         US$  5,604                06/23/98                  150
  US$   1,659         SK  13,013                07/09/98                  (26)
  SK    6,500         US$    829                07/09/98                  (21)
  DK    6,250         US$    920                07/14/98                   (1)
  US$     920         DK   6,250                07/14/98                  (24)
                                                                        -----

                                                                        $ 185
                                                                        =====



                        Investment Portfolio/May 31, 1998


-----------------------------------------------------------------------------------
Summary of Securities by
Country/Currency              Currency                  Value            % of Total
-----------------------------------------------------------------------------------
United States                                         $ 86,711               71.3
United Kingdom                   UK                      9,534                7.9
Australia                        A$                      5,383                4.4
Mexico                                                   3,733                3.1
Sweden                           SK                      3,087                2.5
Greece                           GD                      2,610                2.2
Russia                                                   2,465                2.0
Brazil                                                   2,320                1.9
Poland                                                   2,237                1.8
Argentina                                                1,947                1.6
Denmark                          DK                      1,284                1.1
Canada                                                     248                0.2
                                                      --------              -----

                                                      $121,559              100.0
                                                      ========              =====


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.




               Acronym                              Name
               -------                              -----
                 PIK                            Payment-In-Kind
                 DM                              Deutschemarks

                       See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1998 (UNAUDITED)


(in thousands except for per share amount)

ASSETS
Investments at value (cost $119,353)                                                       $ 121,559
Short-term obligations                                                                         3,325
                                                                                           ----------
                                                                                             124,884

Receivable for:
  Interest                                                                $ 2,108
  Investments sold                                                            638
Unrealized appreciation on forward
  currency contracts                                                          185
Other                                                                           2              2,933
                                                                          --------         ----------
     Total Assets                                                                            127,817



LIABILITIES
Payable for:
  Distributions                                                               859
  Investments purchased                                                       634
Accrued:
  Deferred Trustees fees                                                        3
Other                                                                          65
                                                                          --------
     Total Liabilities                                                                         1,561
                                                                                           ----------

NET ASSETS  at value for 11,009
  shares of beneficial interest outstanding                                                $ 126,256
                                                                                           ==========

Net asset value per share                                                                  $   11.47
                                                                                           ==========

COMPOSITION OF NET ASSETS
Capital paid in                                                                            $ 122,282
Undistributed net investment income                                                              251
Accumulated net realized gain                                                                  1,337
Net unrealized appreciation on:
   Investments                                                                                 2,206
   Foreign currency transactions                                                                 180
                                                                                           ----------
                                                                                           $ 126,256
                                                                                           ==========

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1998
                                   (UNAUDITED)


(in thousands)
INVESTMENT INCOME
Interest                                                                                             $ 5,514
Dividends                                                                                                195
                                                                                                     --------
                                                                                                       5,709

EXPENSES
Management fee                                                                        $   475
Transfer agent                                                                             24
Bookkeeping fee                                                                            18
Trustees fee                                                                                8
Custodian fee                                                                              15
Audit fee                                                                                  20
Legal fee                                                                                   3
Reports to shareholders                                                                     4
Other                                                                                      31            598
                                                                                       -------       --------
           Net Investment Income                                                                       5,111
                                                                                                     --------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                                                             1,643
Foreign currency transactions                                                             609
                                                                                       -------
      Net Realized Gain                                                                                2,252
Net unrealized appreciation (depreciation)
 during the period on:
Investments                                                                            (1,155)
Foreign currency transactions                                                              47
                                                                                       -------
     Net Unrealized Depreciation                                                                      (1,108)
                                                                                                     --------
            Net Gain                                                                                   1,144
                                                                                                     --------
Increase in Net Assets from Operations                                                               $ 6,255
                                                                                                     ========


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS



                                                           (Unaudited)
                                                           Six months
                                                             ended             Year ended
(in thousands)                                               May 31            November 30
                                                             ------            -----------
INCREASE IN NET ASSETS                                        1998                1997
Operations:
Net investment income                                      $   5,111           $  10,074
Net realized gain                                              2,252               2,029
Net unrealized depreciation                                   (1,108)             (2,173)
                                                           ---------           ---------
     Net Increase from Operations                              6,255               9,930
Distributions:
    From net investment income                                (5,102)            (10,754)
    From net realized gains                                     (908)               --
                                                           ---------           ---------
        Total Increase (Decrease)                                245                (824)
                                                           ---------           ---------

NET ASSETS
   Beginning of period                                       126,011             126,835

                                                           ---------           ---------
   End of period (including undistributed and net
   of overdistributed net investment income of
   $251 and $70, respectively)                             $ 126,256           $ 126,011
                                                           =========           =========

NUMBER OF FUND SHARES
   Outstanding at end of period                               11,009              11,009
                                                           =========            ========


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial InterMarket Income Trust I (the Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to seek as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

                   Notes to Financial Statements/May 31, 1998
--------------------------------------------------------------------------------

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities.

                     Notes to Financial Statements/May 31, 1998
--------------------------------------------------------------------------------

NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                   Notes to Financial Statements/May 31, 1998
--------------------------------------------------------------------------------
NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended May 31, 1998, purchases and sales of investments, other than short-term obligations, were $68,833,087 and $66,836,184, respectively, of which none and $439,313 respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at May 31, 1998, based on cost of investments for federal income tax purposes was:

     Gross unrealized appreciation                 $ 3,322,328
     Gross unrealized depreciation                  (1,321,598)
                                                   ------------
          Net unrealized appreciation              $ 2,000,730
                                                   ===========

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)
--------------------------------------------------------------------------------
On May 27, 1998, the Annual Meeting of Shareholders of the Fund was held to elect two Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending November 30, 1998. On March 2, 1998, the record date for the Meeting, the Fund had outstanding 11,009,000 shares of beneficial interest. The votes cast at the Meeting were as follows:

Election of two Trustees:                          AUTHORITY        BROKER
                                     FOR           WITHHELD        NON-VOTES
                                     ---           --------        ---------
Richard W. Lowry                     9,207,682      175,715            0
William E. Mayer                     9,211,735      171,662            0

The Board of Trustees also consists of Robert J. Birnbaum, Thomas Bleasdale, Lora S. Collins, James E. Grinnell, James L. Moody, Jr., John J. Neuhauser and Robert L. Sullivan.

Ratification of the selection of Price Waterhouse LLP as independent accountants:

FOR:                           9,209,777         shares of beneficial interest
                                                 being a majority of the shares
                                                 represented at the Meeting

AGAINST:                          26,576         shares of beneficial interest

ABSTAIN:                         147,044         shares of beneficial interest

BROKER NON-VOTES:                      0         shares of beneficial interest

                              FINANCIAL HIGHLIGHTS

     Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                        (Unaudited)
                                                         Six months                                  Year ended
                                                        ended May 31                                  November 30
                                                        ------------                    ---------------------------------------
                                                            1998                            1997                       1996
Net asset value -
   Beginning of period                                  $     11.450                    $     11.520               $     11.270
                                                        ------------                    ------------               ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          0.492                           0.911                      1.003
Net realized and
 unrealized gain (loss)                                        0.074                          (0.004)                     0.242
                                                        ------------                    ------------               ------------
   Total from Investment
      Operations                                               0.566                           0.907                      1.245
                                                        ------------                    ------------               ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                    (0.463)                         (0.977)                    (0.995)
From net realized gains                                       (0.083)                             --                         --
                                                        ------------                    ------------               ------------
 Total Distributions
   Declared to Shareholders                                   (0.546)                         (0.977)                    (0.995)
                                                        ------------                    ------------               ------------
Net asset value -
   End of period                                        $     11.470                    $     11.450               $     11.520
                                                        ============                     ===========              =============
Market price per share -
  End of period                                         $     10.750                    $     10.940               $     10.630
                                                        ============                    ============               ============
Total return - based on
  net asset value (a)                                           5.24%(c)                        8.71%                     11.94%
                                                        ============                    ============               ============
Total return - based on
  market value (b)                                              3.37%(c)                       12.62%                      8.30%

                                                        ============                    ============               ============

RATIOS TO AVERAGE NET ASSETS
Expenses                                                        0.94%(d)(e)                     0.96%(d)                   0.95%(d)
Net investment income                                           8.08%(d)(e)                     8.06%(d)                   8.33%(d)
Portfolio turnover                                                54% (c)                        154%                       117%
Net assets at end
 of period (000)                                        $    126,256                    $    126,011               $    126,835


(a)   Total return at net asset value assuming all distributions reinvested.

(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(c)   Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(e)   Annualized.

-------------------------------------------------------------------------------
The Fund paid a gain distribution in December 1997 of which 18.69% was derived from 28% rate gains and 81.31% was derived from 20% rate gains.
-------------------------------------------------------------------------------

                          FINANCIAL HIGHLIGHTS - CONT.

                            Year ended November 30
       ----------------------------------------------------------------
          1995                       1994                       1993
       $   10.410                 $   12.010                 $   11.220
       ----------                 ----------                 ----------

            0.986                      0.980                      1.093

            0.822                     (1.271)                     0.777
       ----------                 ----------                 ----------

            1.808                     (0.291)                     1.870
       ----------                 ----------                 ----------

           (0.948)                    (0.970)                    (1.080)
               --                     (0.339)                        --
       ----------                 ----------                 ----------

           (0.948)                    (1.309)                    (1.080)
       ----------                 ----------                 ----------

       $   11.270                 $   10.410                 $   12.010
       ==========                 ==========                 ==========

       $   10.750                 $   10.000                 $   11.880
       ==========                 ==========                 ==========

           18.46%                      (2.67)%                    17.19%
       =========                  ==========                 ==========

           17.67%                      (5.42)%                    16.87%
       =========                  ==========                 ==========

            0.97%(d)                   0.98%                      1.02%
            8.73%(d)                   8.84%                      9.27%
              77%                        99%                       179%

       $ 124,097                  $ 114,568                  $ 132,272

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Fund shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan.

A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial InterMarket Income Trust I is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523


Colonial InterMarket Income Trust I mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


                                                 CI-03/452F-0598 M (7/98) 98/676